Schedule of Stock Option (Details) - $ / shares	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Equity [Abstract]
Number of Options, Outstanding, Beginning Balance	7,635	11,105	11,105	4,747	519
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 625.06	$ 628.71	$ 628.71	$ 549.29	$ 1,050.00
Number of Options, Granted	25,000			11,202	4,364
Weighted Average Exercise Price, Granted	$ 7.70			$ 671.00	$ 496.27
Number of Options, Exercised				(140)	(53)
Weighted Average Exercise Price, Exercised				$ 482.00	$ 836.99
Number of Options, Cancelled	(311)	(3,470)		(4,704)	(83)
Weighted Average Exercise Price, Cancelled				$ 653.64	$ 409.00
Number of Options, Outstanding, Ending Balance	32,324	7,635	32,324	11,105	4,747
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 149.52	$ 625.06	$ 149.52	$ 628.71	$ 549.29
Weighted Average Exercise Price, Cancelled	$ 628.39	$ 656.38		$ 653.64